Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and Revolving Loans originated and retained by the Company (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	$ 205,146,705	¥ 1,338,582,245		¥ 314,262,484
Allowance for credit losses	(15,717,362)	(102,555,784)	$ (3,786,892)	(24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	189,429,343	1,236,026,461		289,553,016
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	157,511,560	1,027,762,930		7,568,272
Allowance for credit losses	(10,822,342)	(70,615,780)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	146,689,218	957,147,150		7,568,272
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans receivables from Xiaoying Credit Loans and Revolving Loans	47,635,145	310,819,315		306,694,212
Allowance for credit losses	(4,895,020)	(31,940,004)	$ (3,786,892)	(24,709,468)
Loans receivable from Xiaoying Credit Loans and Revolving Loans, net	$ 42,740,125	¥ 278,879,311		¥ 281,984,744